Fair Value Measurements - Fair value of the Company Financial Liabilities (Details) - Recurring - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying value of contingent consideration	$ 28,429	$ 18,129	$ 40,119
Recovery Logistics.
Carrying value of contingent consideration			2,075
Vertical Limit
Carrying value of contingent consideration		4,711	9,195
Vinculums
Carrying value of contingent consideration		13,418	22,973
Aerial
Carrying value of contingent consideration			5,876
Level 3
Financial liabilities
Contingent consideration	$ 28,429	18,129	40,119
Level 3 | Recovery Logistics.
Financial liabilities
Contingent consideration			2,075
Level 3 | Vertical Limit
Financial liabilities
Contingent consideration		4,711	9,195
Level 3 | Vinculums
Financial liabilities
Contingent consideration		$ 13,418	22,973
Level 3 | Aerial
Financial liabilities
Contingent consideration			$ 5,876